Operating leases - Operating lease liabilities of office rental agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Operating lease liabilities, current	$ 20,760	$ 5,251
Operating lease liabilities, non-current	118,975	$ 22,574
Office Rental [Member]
June 30, 2025	632
June 30, 2026	982
June 30, 2027	969
June 30, 2028	635
June 30, 2029	553
June 30, 2030 and thereafter	(0)
Total undiscounted lease payments	3,771
Discount based on incremental borrowing rate	(359)
Present value of lease liability	3,412
Operating lease liabilities, current	632
Operating lease liabilities, non-current	$ 2,780